Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

NOTE 4 — INVENTORIES

The components of inventories are as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017
Finished goods	￦	-	￦	-
Raw materials		87,422		6,200
		87,422		6,200
Less: Inventory reserve		-		-
Total, net	￦	87,422	￦	6,200

NOTE 4 — INVENTORIES

The components of inventories are as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016
Finished goods	￦	-	￦	98,100
Raw materials		6,200		133,190
		6,200		231,290
Less: Inventory reserve		-		-
Total, net	￦	6,200	￦	231,290